FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011.  The Company had no significant transfers into or out of Levels 1, 2 or 3 during the years ended December 31, 2012 and 2011.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$1,035	$55,224	$—	$56,259
Government-sponsored enterprises	—	23,967	—	23,967
Mortgage-backed securities	—	78,733	—	78,733
Corporate debt securities	—	7,694	—	7,694
Collateralized debt obligations	—	—	4,396	4,396
Obligations of state and political subdivisions	—	5,414	—	5,414
Foreign government securities	—	50	—	50
Forward loan sale commitments and derivative loan commitments	—	—	17	17
Total assets	$1,035	$171,082	$4,413	$176,530

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$4	$4
Interest rate swap agreements	—	849	—	849
Total liabilities	$—	$849	$4	$853

	December 31, 2011
	Level 1	Level 2	Level 3	Total
	(In Thousands)
Assets:
U.S. Government and agency obligations	$1,051	$88,536	$—	$89,587
Government-sponsored enterprises	—	17,666	—	17,666
Mortgage-backed securities	—	97,870	—	97,870
Corporate debt securities	—	14,047	—	14,047
Collateralized debt obligations	—	—	2,917	2,917
Obligations of state and political subdivisions	—	6,766	—	6,766
Tax-exempt securities	—	71	—	71
Foreign government securities	—	75	—	75
Equity securities	1,815	—	—	1,815
Forward loan sale commitments and derivative loan commitments	—	—	82	82
Total assets	$2,866	$225,031	$2,999	$230,896

Liabilities:
Forward loan sale commitments and derivative loan commitments	$—	$—	$90	$90
Interest rate swap agreement	—	462	—	462
Total liabilities	$—	$462	$90	$552

Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table shows a reconciliation of the beginning and ending balances for Level 3 assets (liabilities):

	Collateralized Debt Obligations	Derivatives and Forward Loan Sale Commitments, Net
	(In Thousands)
Balance at December 31, 2010	$2,780	$(21)
Total realized and unrealized gains included in net income	120	13
Total unrealized gains included in other comprehensive income	491	—
Sales	(474)	—
Balance at December 31, 2011	2,917	(8)
Total unrealized gains included in other comprehensive income	1,479	21
Balance at December 31, 2012	$4,396	$13

Fair Value Measurements, Nonrecurring
The following table summarizes the fair value hierarchy used to determine each adjustment and the carrying value of the related individual assets as of December 31, 2012 and 2011.  There were no liabilities measured at fair value on a nonrecurring basis as of December 31, 2012 and 2011.

	At December 31, 2012			At December 31, 2011
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
	(In Thousands)
Impaired loans	$—	$—	$1,616	$—	$—	$3,002
Other real estate owned	—	—	1,293	—	—	976
Total assets	$—	$—	$2,909	$—	$—	$3,978

Fair Value, Nonrecurring Gain Loss Adjustments
The following table summarizes losses resulting from fair value adjustments for assets measured at fair value on a nonrecurring basis.

	Years Ended December 31,
	2012	2011	2010
	(In Thousands)
Impaired loans	$367	$998	$800
Other real estate owned	28	175	326
Goodwill	—	—	37
Total assets	$395	$1,173	$1,163

Fair Value, by Balance Sheet Grouping
As of December 31, 2012 and 2011, the recorded carrying amounts and estimated fair values of the Company's financial instruments are as follows:

	December 31, 2012
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$37,689	$37,689	$—	$—	$37,689
Available for sale securities	176,513	1,035	171,082	4,396	176,513
Loans held for sale	5,069	—	—	5,232	5,232
Loans receivable, net	685,163	—	—	703,925	703,925
Federal Home Loan Bank stock	8,078	—	—	8,078	8,078
Accrued interest receivable	3,215	—	—	3,215	3,215
Financial Liabilities:
Deposits	705,148	—	—	709,357	709,357
Mortgagors' and investors' escrow accounts	3,207	—	—	3,207	3,207
Federal Home Loan Bank advances	98,069	—	102,919	—	102,919
Junior subordinated debt owed to unconsolidated trust	8,248	—	5,268	—	5,268
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	13	—	—	13	13
Forward loan sale commitments	4	—	—	4	4
Liabilities:
Derivative loan commitments	3	—	—	3	3
Forward loan sale commitments	1	—	—	1	1
Interest rate swap agreements	849	—	849	—	849

	December 31, 2011
	Carrying Amount	Level 1	Level 2	Level 3	Total
Financial Assets:	(In Thousands)
Cash and cash equivalents	$48,412	$48,412	$—	$—	$48,412
Available for sale securities	230,814	2,866	225,031	2,917	230,814
Loans held for sale	5,558	—	—	5,652	5,652
Loans receivable, net	618,626	—	—	629,142	629,142
Federal Home Loan Bank stock	8,388	—	—	8,388	8,388
Accrued interest receivable	3,539	—	—	3,539	3,539
Financial Liabilities:
Deposits	701,926	—	—	704,333	704,333
Mortgagors' and investors' escrow accounts	3,291	—	—	3,291	3,291
Federal Home Loan Bank advances	100,069	—	105,666	—	105,666
Junior subordinated debt owed to unconsolidated trust	8,248	—	4,399	—	4,399
On-balance Sheet Derivative Financial Instruments:
Assets:
Derivative loan commitments	78	—	—	78	78
Forward loan sale commitments	4	—	—	4	4
Liabilities:
Forward loan sale commitments	90	—	—	90	90
Interest rate swap agreement	462	—	462	—	462